Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Consolidated net income	€ 3,226	€ 2,158	€ 2,040
Other comprehensive income [abstract]
Remeasurements of the net defined benefit liability	(109)	45	16
Assets at fair value	(25)	(22)
Income tax relating to items that will not be reclassified	30	(6)	(23)
Share of other comprehensive income in associates and joint ventures that will not be reclassified	0		(9)
Items that will not be reclassified to profit or loss	(104)	17	(16)
Assets at fair value	9	(8)
Assets available for sale			23
Cash flow hedges	144	(67)	49
Translation adjustment gains and losses	78	(7)	(176)
Income tax relating to items that are or may be reclassified	(47)	18	6
Items that are or may be reclassified subsequently to profit or loss	184	(64)	(98)
Other comprehensive income from continuing operations	80	(47)	(114)
Other consolidated comprehensive income	80	(47)	(114)
Consolidated comprehensive income	3,307	2,111	1,926
Comprehensive income attributable to [abstract]
Comprehensive income attributable to the owners of the parent company	3,075	1,898	1,770
Comprehensive income attributable to non-controlling interests	€ 232	€ 213	€ 156